GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2018
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2018	2017	2016
(Loss)/gain on sale of vessels	(2,578)	(1,699)	(167)
Gain on termination of charters	—	2,823	—
Total loss/(gain) on sale of assets and termination of charters	(2,578)	1,124	(167)